SCHEDULE OF CHANGES IN FOREIGN EXCHANGE RATES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments And Financial Risk Management
Effect of a 10% change in USD	$ 429,160	$ 530,758